S000008982 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	368 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE SMID Cap Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.96%	2.45%	6.39%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
C000024404 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.76%	(1.00%)	4.31%
Performance Inception Date				May 03, 1995